Fair Value Measurement (Details) - Schedule of Reconciliation from Opening Balances - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at beginning
Additions	65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk	26,106,460
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment	2,125,131
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Balance at ending	94,199,910
Convertible notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at beginning	354,080,264	318,466,215
Additions			312,092,172
Changes in fair value, excluding impact of instrument-specific credit risk	58,280,908	4,493,605	5,577,001
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk	2,116,740	1,520,393	548,029
Foreign currency translation adjustment	6,234,468	29,600,051	249,013
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Balance at ending	420,712,380	354,080,264	318,466,215
Short-term investments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at beginning	372,375,701
Additions		370,242,173
Changes in fair value, excluding impact of instrument-specific credit risk	3,584,872	2,133,528
Realized gain recognized in interest income	(5,718,400)
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment	(944,458)
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement	(369,297,715)
Balance at ending		372,375,701
Warrant liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at beginning	19,083,004
Changes in fair value, excluding impact of instrument-specific credit risk	83,966,126
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment	2,882,251
Exercise of Public and Private warrants	(105,931,381)
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Balance at ending		19,083,004
ESA derivative liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at beginning	269,251,436
Additions		88,172,680
Changes in fair value, excluding impact of instrument-specific credit risk	(19,654,006)	186,598,308
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment	(126,498)	(5,519,552)
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement	(249,470,932)
Balance at ending		269,251,436
Liability-settled share-based payment to non-employee [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at beginning	4,039,468
Additions		11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	(1,386,708)	(7,390,032)
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment	180,320	(89,834)
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Balance at ending	2,833,080	4,039,468
Warrant liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at beginning	¥ 19,083,004
Additions		65,418,439
Changes in fair value, excluding impact of instrument-specific credit risk		(45,903,468)
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment		(431,967)
Balance at ending		¥ 19,083,004